		MONTHLY SERVICING STATEMENT	Exhibit 99.1
		(Delivered pursuant to Section 5.03 (a)
		of the Indenture Supplement)

		HSBC FINANCE CORPORATION, as Servicer ("HSBC Finance")
		HSBC RECEIVABLES FUNDING INC. I (the "Transferor")

		HSBC CREDIT CARD MASTER NOTE TRUST (USA) I (the "Trust")
		Class A Notes and Class B Notes, Series 2006-1

		This Certificate relates to the:
		Distribution Date occurring on:	15-Nov-2007
		Due Period beginning on:	1-Oct-2007
		Due Period ending on:	31-Oct-2007
		Interest Period beginning on:	15-Oct-2007
		Interest Period ending on:	14-Nov-2007
		Record Date:	31-Oct-2007

The Determination Date for the Due Period covered by this Monthly Servicing Statement shall be the earlier of the third Business Day and the fifth calendar day (or if the fifth calendar day is not a Business Day, then the preceding Business Day) preceding the fifteenth day of the Due

Period covered by this Monthly Servicing Statement.

1.		Pool One information with respect to the Due Period
(a)		The aggregate amount of such Collections of Principal Receivables	$374,626,833.02

(b)		The aggregate amount of such Collections of Finance Charge and Administrative Receivables	$87,590,555.10
	(i)	The amount of such aggregate with respect to finance charges was equal to	$58,079,683.81
	(ii)	The amount of such aggregate with respect to fees was equal to	$11,317,213.09
	(iii)	The amount of such aggregate with respect to Interchange was equal to	$4,344,544.46
	(iv)	The amount of such aggregate with respect to Recoveries was equal to	$2,262,716.84
	(v)	The amount of such aggregate with respect to Discount Option Receivables	$11,586,396.90

(c)		The Defaulted Amount	$25,712,302.76

(d)		The Adjusted Pool One Principal Balance for such Due Period	$5,576,356,006.45

		(i) the aggregate amount of Principal Receivables added to or removed from Pool One, if applicable	$0.00
		(ii) Addition Date or Removal Date, if applicable

(e)		The amount of Principal Receivables at the beginning of the Due Period	$5,576,356,006.45

(f)		The amount of Principal Receivables as of the last day of the Due Period	$5,510,901,127.39

(g)		Finance Charge and Administrative Receivables

	(i)	The amount of Finance Charge and Administrative Receivables, excluding Discount Option Receivables, as of the last day of the Due Period	$75,081,335.51

	(ii)	The amount of Discount Option Receivables as of the last day of the Due Period	$170,440,241.05

	(iii)	The amount of Finance Charge and Administrative Receivables, including Discount Option Receivables, as of the last day of the Due Period	$245,521,576.56

(h)	(i)	The gross cash yield, [ ((b)(i)+(b)(ii)+(b)(iii)+(b)(v)) * 12 / (e) ]	18.36%
	(ii)	The annualized net default rate, [(c)-(b)(iv)] *12 / (e)]	5.05%
	(iii)	The principal payment rate, [(a)/(e)]	6.72%

(i)		Transferor Amount	$517,246,042.39
(j)		Transferor interest percentage (Transferor Amount/aggregate Series Adjusted Invested Amount)	10.36%

(k)		As of last day of the Due Period , delinquent Receivables balance	$	%
		30-59 days delinquent	71,596,124.08	1.24%
		60-89 days delinquent	46,047,461.59	0.80%
		90-119 days delinquent	38,389,904.30	0.67%
		120-149 days delinquent	33,274,319.62	0.58%
		150-179 days delinquent	30,052,296.10	0.52%
		180 days or more delinquent	0.00	0.00%

2		Series 2006-1 information for the Due Period
(a)		The series is in the following period	Revolving

(b)		Investor Percentage is equal to:
		for Collections of Finance Charge and Administrative Receivables	19.82%
		for Defaulted Amounts	19.82%
		for Collections of Principal Receivables	19.82%

(c)		Investor Finance Charge and Administrative Collections is equal to	$17,356,342.33

(d)		Investor Defaulted Amount is equal to	$5,094,973.18

(e)		Investor Principal Collections is equal to	$74,233,478.16

(f)		The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	$1,841,620.63

(g)		Finance Charge Shortfall	$0.00
(h)		Excess Finance Charge and Administrative Collections allocated to Series 2006-1 from Excess Finance Charge Sharing Group One	$0.00

(i)		The Series Portfolio Yield is equal to	13.3158%

(j)		The Base Rate is equal to	6.6253%

(k)		Three month average of the Series Portfolio Yield less Base Rate	7.5446%

3		Determination of Monthly Interest for the Interest Period related to such Distribution Date

(a)		LIBOR Determination Date	10/11/07
		LIBOR rate	5.09%
		The number of days in the Interest Period is equal to	31

(b)		Class A Note Principal Balance - end of preceding Due Period	$917,127,000.00
		The Class A Note Interest Rate is equal to (5.10%)	5.10%
		Interest accrual method	30/360
		Class A Monthly Interest is equal to	$3,897,789.75

(c)		Class B Note Principal Balance - end of preceding Due Period	$82,873,000.00
		The Class B Note Interest Rate is equal to (LIBOR + 0.14%)	5.23%
		Interest accrual method	actual/360
		Class B Monthly Interest is equal to	$373,316.97

4		Application of Available Investor Finance Charge and Administrative Collections (Section 4.04)

	(a)	Available Investor Finance Charge and Administrative Collections and Excess Finance Charge and Administrative Collections for the Distribution Date is equal to	$17,356,342.33

	(i)	The amount of Class A Monthly Interest is equal to	$3,897,789.75
		The amount of any Class A Monthly Interest previously due but not distributed is equal to	$0.00
		The amount of Class A Additional Interest is equal to	$0.00
		The amount of any Class A Additional Interest previously due but not distributed is equal to	$0.00

	(ii)	The amount of Class B Monthly Interest is equal to	$373,316.97
		The amount of any Class B Monthly Interest previously due but not distributed is equal to	$0.00
		The amount of Class B Additional Interest is equal to	$0.00
		The amount of any Class B Additional Interest previously due but not distributed is equal to	$0.00

	(iii)	The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	$1,841,620.63

	(iv)	The Investor Defaulted Amount for such Distribution Date is equal to	$5,094,973.18

	(v)	The amount of Investor Charge-offs reimbursed on such Distribution Date is equal to	$0.00

		The amount of Subordinated Principal Collections reimbursed on such Distribution Date is equal to	$0.00

	(vi)	The amount applied to accelerate Principal pursuant to Section 5.03 is equal to	$0.00

	(vii)	The amount equal to the excess of the Required Reserve Account Amount over the Available Reserve Account Amount	$0.00

	(viii)	The balance, which will constitute a portion of Excess Finance Charge and Administrative Collections or distributed to the Transferor	$6,148,641.80

5		Available Investor Principal Collections with respect to the Due Period
		Investor Principal Collections	$74,233,478.16
		less: Subordinated Principal Collections	$0.00
		plus: allocated Shared Principal Collections	$0.00
		plus: Refunding Proceeds	$0.00
		plus: reallocated Investor Finance Charge and Administrative Collections	$5,094,973.18
		Available Investor Principal Collections is equal to	$79,328,451.34

6		Balances and distributions
	(a)	The Class A Note Principal Balance at the close of business on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	$917,127,000.00

		The amount to be distributed to Class A Noteholders on such Distribution Date in payment of principal	$0.00

		The Class A Note Principal Balance at the close of business on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	$917,127,000.00

	(b)	The Class B Note Principal Balance at the close of business on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	$82,873,000.00

		The amount to be distributed to Class B Noteholders on such Distribution Date in payment of principal	$0.00

		The Class B Note Principal Balance at the close of business on such Distribution Date (after giving effect to all payments on such Distribution Date) will be equal to	$82,873,000.00

	(c)	The O/C Amount at the close of business on such Distribution Date (prior to giving effect to all payments and adjustments on such Distribution Date) is equal to	$104,972,376.00

		The amount to be distributed to the O/C Holder on such Distribution Date in payment of the Excess O/C Amount	$0.00

	The O/C Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	$104,972,376.00
	The Required O/C Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	$104,972,376.00

(d)	Investor Charge-off for such Distribution Date is equal to	$0.00

(e)	The Invested Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	$1,104,972,376.00

(f)	The Adjusted Invested Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	$1,104,972,376.00

(g)	The Principal Funding Account balance on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	$0.00

	The amount deposited to the Principal Funding Account on such Distribution Date	$0.00

	The Principal Funding Account balance on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	$0.00

(h)	The Reserve Account balance on such Distribution Date (prior to giving effect to all payments on such Distribution Date and earnings) is equal to	$0.00

	Earnings retained in the Reserve Account on such Distribution Date, prior to distributions	$0.00

	The amount withdrawn from the Reserve Account on such Distribution Date	$0.00

	The amount deposited to the Reserve Account on such Distribution Date	$0.00

	The Reserve Account balance on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	$0.00

(i)	The amount of distribution to Class A Noteholders per $1000 Class A Note Initial Principal Balance
	in respect of interest	$4.25
	in respect of principal	$0.00

(j)	The amount of distribution to Class B Noteholders per $1000 Class B Note Initial Principal Balance
	in respect of interest	$4.50
	in respect of principal	$0.00

7		Other
	(a)	Total amount to be on deposit in the Collection Account (after giving effect to allocations required to be made pursuant to the terms of all other Series now outstanding and to the payment of the Servicer's fee and funding of investor defaulted amounts) prior to making distributions on such Distribution Date is equal to	$10,419,748.52

	(b)	The total amount which will constitute a portion of Excess Finance Charge and Administrative Collections or be distributed from the Collection Account to the Transferor on such Distribution Date (after taking into consideration the amounts which have been netted with respect to all Series against deposits to the Collection Account) is equal to	$6,148,641.80

HSBC FINANCE CORPORATION, as Servicer ("HSBC Finance")
HSBC RECEIVABLES FUNDING INC. I

HSBC CREDIT CARD MASTER NOTE TRUST (USA) I
Class A Notes, Class B Notes, Series 2006-1

The undersigned, a duly authorized representative of HSBC Finance, as Servicer (the "Servicer"), pursuant to the amended and restated Transfer and Servicing Agreement, dated as of June 30, 2006 as may be amended (the "Transfer and Servicing Agreement"), by and among HSBC Receivables Funding Inc. I as Transferor, the Servicer and Wilmington Trust Company, as Owner Trustee, does hereby certify with respect to the information set forth below as follows:

Capitalized terms used in this Certificate shall have the respective meanings set forth in the Transfer and Servicing Agreement

HSBC FINANCE is, as of the date hereof, the Servicer under the Transfer and Servicing Agreement

The undersigned is a Servicing Officer.

This Certificate relates to the Distribution Date occurring on	11/15/07

As of the date hereof, to the best knowledge of the undersigned, no Amortization Event has been deemed to have occurred on or prior to such Distribution Date

The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Transferor, the Servicer and the Noteholders are all in accordance with the requirements of the Transfer and Servicing Agreement, Master Indenture, and Indenture Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 7th day of November, 2007.

HSBC FINANCE CORPORATION as Servicer,

By: /S/ J. A. Bevacqua______________________________________________________________
Servicing Officer